Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Adjustments to Income Tax Provision
To reflect the impact to the income tax provision for the pro forma adjustments at the estimated combined pro forma effective tax rate of 25%.	$ 763		$ 612
Adjustments to Net Income Attributable to Non-Controlling Interests
For the year ended December 31, 2018, a portion of net income attributable to non-controlling interests is based on the Former Principal Equityholders' weighted average ownership percentage of Taylor Morrison. The adjustment presented reflects the pro forma net income associated with the Former Principal Equityholders' ownership and subsequently the adjusted net income available to the pro forma combined Taylor Morrison and William Lyon Homes company.	0		2,018
Interest Income And Other Expenses [Member]
To reflect a reclassification in order to conform with Taylor Morrison's financial statement presentation, Taylor Morrison reclassified the portion of land closings revenue from Interest income and other expenses, net to home and land closings revenue, net	18,451		11,426
To reflect a reclassification in order to conform with Taylor Morrison's financial statement presentation, Taylor Morrison reclassified the portion of apartment and commercial revenue from interest income and other expenses, net to amenity and other revenue	20,916		2,663
Adjustment to Total Revenues	39,367		14,089
Adjustment to cost of home and land closings to reflect the amortization of the capitalized William Lyon Homes senior notes fair value premium resulting from purchase accounting	(19,280)		(9,404)
To reflect a reclassification in order to conform with Taylor Morrison's financial statement presentation, Taylor Morrison reclassified the portion of costs of apartment and commercial sales from interest income and other expenses, net to amenity and other expenses	(16,071)		(1,851)
Adjustment to Total cost of revenues	(35,351)		(11,255)
Adjustment to Gross Margin	4,016		2,834
Pro Forma Merger Adjustments
To reflect a reclassification in order to conform with Taylor Morrison's financial statement presentation, Taylor Morrison reclassified the portion of land closings revenue from Interest income and other expenses, net to home and land closings revenue, net	18,451		11,426
To reflect a reclassification in order to conform with Taylor Morrison's financial statement presentation, Taylor Morrison reclassified the portion of apartment and commercial revenue from interest income and other expenses, net to amenity and other revenue	20,916		2,663
Adjustment to Total Revenues	39,367		14,089
Adjustment to cost of home and land closings to reflect the amortization of the capitalized William Lyon Homes senior notes fair value premium resulting from purchase accounting	(3,052)		(2,447)
To reflect a reclassification in order to conform with Taylor Morrison's financial statement presentation, Taylor Morrison reclassified the portion of costs of land closings from interest income and other expenses, net to cost of home and land closings	19,280		9,404
Adjustment to cost of home and land closings	16,288		6,957
To reflect a reclassification in order to conform with Taylor Morrison's financial statement presentation, Taylor Morrison reclassified the portion of costs of apartment and commercial sales from interest income and other expenses, net to amenity and other expenses	16,071		1,851
Adjustment to Total cost of revenues	32,299		8,808
Adjustment to Gross Margin	7,068		5,281
Adjustments to Net Income Attributable to Non-Controlling Interests
Net income Available to Taylor Morrison Home Corporation/William Lyon Homes	230,333,000		298,547,000
Net income attributable to non-controlling interests -Former Principal Equityholders	0		5,601
Loss fully attributable to public holding company - Taylor Morrison Home Corporation	0		540
Net Income—diluted	$ 230,333		$ 304,688
Weighted average shares—diluted	142,401		148,921
Calculated earnings per share—diluted	$ 1.62		$ 2.05
Issuance of Taylor Morrison common stock	32,078		32,078
Cancellation of William Lyon Homes common stock	(37,756)		(37,832)
Basic Weighted Average Number of Shares	(5,678)		(5,754)
Issuance of Taylor Morrison common stock	32,078		32,078
Issuance of Taylor Morrison Warrants	1,724		1,724
Cancellation of William Lyon Homes common stock and warrants	(38,944)	(39,419)
Diluted Weighted Average Number of Shares	(5,142)		(5,617)
Adjustment to cost of home closings to reflect the capitalization of interest expense for the periods presented.			$ (9,031)
Adjustment to amortization to reflect the amortization of interest expense for the periods presented.			$ 9,031
Cancellation of AV Homes Common Stock.			(22,587)
Cancellation of AV Homes Common Stock.			(22,998)
Pro forma effective tax rate	25.00%		25.00%